LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use assets	$ 380	$ 0	$ 0
Interest on lease liabilities	27	0	0
Finance lease expense	407	0	0
Operating lease expense	5,682	4,587	5,846
Short-term lease expense	587	315	3,088
Variable lease expense	1,590	1,379	3,263
Sublease income	0	0	(1,032)
Total lease expense	$ 8,266	$ 6,281	$ 11,165